Related party transactions - Material related party transactions (Details) - Dasheng Holding (HK) Limited $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Online English language education services
Transactions with related parties
Product development labor service	$ 505
Internet service	56
Balances with related parties
Amounts due to Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs*	389
Online Education HK Limited
Transactions with related parties
Agent services provided to the China Online Education (HK) Limited, its subsidiary and its consolidated VIEs*	$ 92